A3 Changes in accounting policies	12 Months Ended
Dec. 31, 2019
Summary Of Significant Changes In Accounting Policies [Abstract]
A3 Changes in accounting policies

A3	Changes in accounting policies

One new IFRS standard is effective as from January 1, 2019, IFRS 16 “Leases” and one new interpretation IFRIC 23 “Uncertainty over income tax treatments” are effective as from January 1, 2019. IFRIC 23, has not had a material impact on the Company’s financial statements.

IFRS 16 – Leases

Presentation in the financial statements

The Company has implemented this standard using the cumulative catch-up method, which means that the prior periods financial statements and key ratios presented in this annual report have not been restated to reflect adoption of this new standard.

Based on the new requirements under IFRS 16, right-of-use assets and lease liabilities have been added as new lines in the consolidated balance sheet and repayment of lease liabilities as a new line in the statement of cash flows. The right-of-use assets and liabilities were prior to 2019 reported as off-balance and repayment to lessors was reported as a part of cash flow from operating activities. Now the amortization of lease liabilities is reported as cash flow from financing activities. Interest expense on the lease liability is reported separately from the depreciation charge for the right-of-use assets. Interest expense on the lease liability is reported as component of finance costs.

Transition

The standard is effective for annual periods beginning on or after January 1, 2019. The Company has applied the new standard as from January 1, 2019. At transition, the Company has applied the practical expedient under IFRS 16 to not reassess whether a contract is, or contains, a lease. Therefore, the Company has applied the standard to contracts previously identified as leases, or as containing a lease under IAS 17 and IFRIC 4. The Company has also applied the following practical expedients when applying IFRS 16 at transition date:

–

The IAS 37 onerous lease contract measurement for the operating leases existing as per the transition date. This expedient has been applied as a substitute for the measurement of impairment for the related right-of-use assets. Impairment testing will be applied going-forward.

–	Exclusion of initial direct costs from the measurement of the right-to-use asset at the date of initial recognition.

The Company has implemented the standard using the cumulative catch-up method, with the cumulative effect being adjusted to the opening retained earnings balance in equity at transition date. No restated information has been presented for previous years.

The Company has, as a lessee, recognized lease liabilities for leases previously classified as operating leases. The weighted average incremental borrowing rate applied to lease liabilities recognized in the balance sheet at the transition date was 5.4%. Right-of-use assets have for most contracts been recognized based on the amount equal to the related lease liability. For some larger real estate contracts right-of-use assets have been recognized as if IFRS 16 had been applied since the commencement date, however, using the incremental borrowing rate as per the effective date. The asset value for these contracts is SEK 0.2 billion lower than the related liabilities. This difference caused a reduction of equity as per transition date.

Under IAS 17 operating leases were not recognized in the balance sheet of a lessee. Future undiscounted minimum lease payments obligations were however disclosed in a note, see note C3 “Leases” in the annual report of 2018, amounting to SEK 13.4 billion. To arrive at the opening discounted lease liability of SEK 10.4 billion the following adjustments were made:

– Discounting effect of the lease liability recognized in the statement of financial position at the date of initial application using the weighted average incremental borrowing rate of 5.4% minus SEK 2.1 billion.

– Low-value lease agreements which are expensed straight-line minus SEK 0.9 billion

– Other adjustments mainly consisting of advance payments, lease term extensions and lease payments corrections. The net impact is zero.

Opening balance sheet impact of IFRS 16
IFRS 16 adjustments
Right-of-use assets	8,651
Lease liabilities, current	2,195
Lease liabilities, non-current	8,203
Equity	249

In the transition the following items have been considered reducing the value of the lease liabilities:

– Advance payments with SEK 0.3 billion

In the transition the following items have been considered reducing the value of the right-of-use assets:

– Impairment of right-of-use assets with SEK 0.8 billion

– Straight-lining, periodization of lease costs, with SEK 0.7 billion

– Financial sublease with SEK 0.3 billion.

The tax effect on the equity posting is deemed to be immaterial. There is no impact on the income statement. The impact of right-of-use assets increased the total asset value by approximately 3%.

Note A3, cont’d.

IFRIC 23 – Uncertainty over income tax treatment

IFRIC 23 prescribes how an entity shall consider how it prepares its income tax filings and supports tax treatments or how the entity expects the taxation authority to make its examination and resolve issues. In summary, this interpretation clarifies how key parameters under IAS 12 “Income taxes,” as for example taxable profit and unused tax losses, shall be recognized and measured.

Restatement – changes to the presentation of financial income and expenses

Due to the significant variations in SEK exchange rates during the year, the Company has considered the change in reporting of foreign exchange effect to reflect how foreign exchange transaction risk is managed on a net basis in the Company. Previously foreign exchange effects were reported within both financial income and financial expenses depending on whether they relate to assets or liabilities.

In note F2, “Financial income and expenses,” the foreign exchange effect is now presented as a net amount, reported separately from other financial income and expenses items. The comparative years 2018 and 2017 have been restated to reflect the new presentation of Financial income and expenses, net. The restatement does not impact the total net financial income and expenses reported in prior years.

The following table shows the impact of the restatement:

Financial income and expenses
SEK million	2018	2017
Reported in prior years
Financial income	(316)	(372)
Financial expenses	(2,389)	(843)
Total	(2,705)	(1,215)

SEK million	2018	2017
Restated
Financial income	151	(50)
Financial expenses	(2,032)	(1,570)
Net foreign exchange gains and losses	(824)	405
Total	(2,705)	(1,215)

In line with this change the Company also elected to present all financial income and expenses, including the foreign exchange effect, on the income statement as a single line item Financial income and expenses, net. Previously, financial income and financial expenses were presented as separate line items on the income statement. The income statement for all comparative years 2018 and 2017 have been restated to reflect the new presentation of Financial income and expenses, net.